Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Land, furniture and equipment:
Beginning balance	$ 171,004
Ending balance	184,016	$ 171,004
Land
Land, furniture and equipment:
Beginning balance	193	239
Foreign currency translation	(16)	(46)
Ending balance	177	193
Furniture & equipment
Land, furniture and equipment:
Beginning balance	131,759	121,365
Foreign currency translation	(1,556)	(1,051)
Additions	9,584	14,578
Disposals transfers	(445)	(3,133)
Ending balance	139,342	131,759
Machinery & equipment
Land, furniture and equipment:
Beginning balance	160,786	159,049
Foreign currency translation	(21,518)	(7,345)
Additions	12,600	9,082
Ending balance	151,868	160,786
Computer equipment
Land, furniture and equipment:
Beginning balance	98,771	86,680
Foreign currency translation	(14,363)	(4,754)
Additions	32,915	16,845
Ending balance	117,323	98,771
Transportation equipment
Land, furniture and equipment:
Beginning balance	39,429	36,068
Foreign currency translation	(5,473)	(1,931)
Additions	12,227	5,292
Ending balance	46,183	39,429
Improvements to leased premises
Land, furniture and equipment:
Beginning balance	93,000	83,488
Foreign currency translation	(17,609)	(3,500)
Additions	23,433	13,012
Ending balance	98,824	93,000
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(352,934)	(302,299)
Foreign currency translation	43,920	13,703
Additions	(60,687)	(64,338)
Ending balance	(369,701)	(352,934)
Gross carrying amount
Land, furniture and equipment:
Beginning balance	171,004	184,590
Foreign currency translation	(16,615)	(4,924)
Additions	30,072
Additions		(5,529)
Disposals transfers	(445)	(3,133)
Ending balance	$ 184,016	$ 171,004